Note 13 - Commitments and Contingencies	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Loan commitments	$378,309	$382,851	$312,125
Letters of credit	78,866	60,273	54,655

	$457,175	$443,124	$366,780